Note 11 - Net Loss Per Share	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
11.	Net loss per share

Basic and diluted net loss per share

The calculation of basic net loss per share for the year ended
December 31, 2020
was based on the loss attributable to common shareholders of
$3,129,368
(
2019
-
$3,763,075;
2018
-
$3,511,667
) and a weighted average number of common shares outstanding of
117,264,220
(
2019
-
111,726,719;
2018
-
107,584,263
).

The calculation of diluted net loss per share for the year ended
December 31, 2020,
2019
and
2018
did
not
include the effect of stock options and warrants, as they were considered to be anti-dilutive.